Consolidated Statement Of Equity (USD $) In Millions, unless otherwise specified	Total	General Partner [Member]	Common Unitholders [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2009
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Regency Transactions (See Note 3)	$ 2,105	$ 1	$ 209	$ 0	$ 1,895
Distributions to partners	(483)	(1)	(482)	0	0
Distributions to noncontrolling interest	568	0	0	0	568
Units issued in Southern Union Merger (See Note 3)	0
Subsidiary units issued for cash	1,552	0	142	0	1,410
Non-cash compensation expense, net of units tendered by employees for tax withholdings	26	0	1	0	25
Capital contributions from noncontrolling interest	0
Other, net	(6)	0	(1)	0	(5)
Other comprehensive loss, net of tax	64	0	0	58	6
Net income	337	1	192	0	144
Balance at Dec. 31, 2010	6,247	1	114	5	6,127
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Regency Transactions (See Note 3)	(526)	(2)	(524)	0	0
Distributions to partners	(779)	0	0	0	(779)
Distributions to noncontrolling interest	(1,903)	0	(153)	0	(1,750)
Units issued in Southern Union Merger (See Note 3)	0
Subsidiary units issued for cash	3	0	0	0	3
Non-cash compensation expense, net of units tendered by employees for tax withholdings	34	0	1	0	33
Capital contributions from noncontrolling interest	0
Other, net	(9)	0	(1)	0	(8)
Other comprehensive loss, net of tax	(13)	0	0	(4)	(9)
Net income	528	1	309	0	218
Balance at Dec. 31, 2011	7,388	0	52	1	7,335
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to partners	(666)	(2)	(664)	0	0
Distributions to noncontrolling interest	1,017	0	0	0	1,017
Units issued in Southern Union Merger (See Note 3)	2,354	0	2,354	0	0
Subsidiary units issued for cash	1,103	0	33	0	1,070
Non-cash compensation expense, net of units tendered by employees for tax withholdings	32	0	1	0	31
Capital contributions from noncontrolling interest	42	0	0	0	42
Holdco Transaction	3,580	0	0	0	3,580
Subsidiary units issued in acquisitions	2,295	0	47	0	2,248
Other, net	(11)	0	0	0	(11)
Other comprehensive loss, net of tax	(24)	0	0	(13)	(11)
Net income	1,274	2	302	0	970
Balance at Dec. 31, 2012	$ 16,350	$ 0	$ 2,125	$ (12)	$ 14,237